COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets, net	$ 152	$ 177
Operating lease right-of-use assets, net	363	700
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets, net	152	177
Operating lease right-of-use assets, net		47
Facilities [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets, net	$ 363	$ 653